Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2018		Jan. 01, 2018 [2]	Dec. 31, 2017		Dec. 31, 2016
Financial assets [abstract]
Cash collateral and settlement balances	£ 91,549	[1]	£ 74,769	£ 77,172	[3]
Loans and advances at amortised cost	134,820	[1]	317,744	324,590	[3]
Reverse repurchase agreements and other similar secured lending	533	[1]	597	12,546	[3]
Assets included in disposal groups classified as held for sale	1,761	[1],[4]	1,193	1,193	[3],[4]
Financial liabilities [abstract]
Cash collateral and settlement balances	(85,448)	[1]	(65,925)	(68,143)	[3]
Repurchase agreements and other similar secured borrowing	(8,645)	[1]	(15,053)	(40,338)	[3]
Debt securities in issue	(57,905)	[1]	(69,386)	(69,386)	[3]
Subordinated liabilities	(17,190)	[1],[4]	(24,193)	(24,193)	[3],[4]	£ (23,871)
Liabilities included in disposal groups classified as held for sale	(1,762)	[1],[4]	£ 0	0	[3],[4]
Fair value [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Banks	(39,685)			(12,341)
Current and demand accounts	(71,876)			(146,232)
Savings accounts	(27,697)			(134,369)
Other time deposits	(54,748)			(106,325)
Cash collateral and settlement balances	(85,448)			(68,143)
Repurchase agreements and other similar secured borrowing	(8,645)			(40,338)
Debt securities in issue	(58,342)			(70,824)
Subordinated liabilities	(18,251)			(25,451)
Liabilities included in disposal groups classified as held for sale	(1,660)
Fair value [member] | Financial assets at amortised cost, class [member]
Financial assets [abstract]
Cash collateral and settlement balances	91,549			77,172
Reverse repurchase agreements and other similar secured lending	533			12,546
Assets included in disposal groups classified as held for sale	1,658			1,195
Fair value [member] | Financial assets at amortised cost, class [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	12,352			145,262
Fair value [member] | Financial assets at amortised cost, class [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	31,306			55,106
Fair value [member] | Financial assets at amortised cost, class [member] | Finance lease receivables [member]
Financial assets [abstract]
Loans and advances at amortised cost	3,222			2,964
Fair value [member] | Financial assets at amortised cost, class [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	88,199			122,209
Gross exposure [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Banks	(39,685)			(12,336)
Current and demand accounts	(71,876)			(146,255)
Savings accounts	(27,681)			(134,339)
Other time deposits	(54,748)			(106,259)
Cash collateral and settlement balances	(85,448)			(68,143)
Repurchase agreements and other similar secured borrowing	(8,645)			(40,338)
Debt securities in issue	(57,905)			(69,386)
Subordinated liabilities	(17,190)			(24,193)
Liabilities included in disposal groups classified as held for sale	(1,660)
Gross exposure [member] | Financial assets at amortised cost, class [member]
Financial assets [abstract]
Cash collateral and settlement balances	91,549			77,172
Reverse repurchase agreements and other similar secured lending	533			12,546
Assets included in disposal groups classified as held for sale	1,658			1,164
Gross exposure [member] | Financial assets at amortised cost, class [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	13,282			147,002
Gross exposure [member] | Financial assets at amortised cost, class [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	29,298			55,767
Gross exposure [member] | Financial assets at amortised cost, class [member] | Finance lease receivables [member]
Financial assets [abstract]
Loans and advances at amortised cost	3,120			2,854
Gross exposure [member] | Financial assets at amortised cost, class [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	£ 89,120			£ 124,076

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[3]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[4]	For notes to the Financial Statements see pages 17 to 56